Material Accounting Policy Information (Policies)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
New Accounting Standards Effective in 2024
3.1.	New Accounting Standards Effective in 2024
Amendment to IAS
1-
Presentation of Financial statements
The amendments to IAS 1, clarify the presentation of liabilities. The classification of liabilities as current or non-current
is based on contractual rights that are in existence at the end of the reporting period and is affected by expectations about whether an entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current
even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment issued in October 2022 also clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. Covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current
at the reporting date. The amendments are effective for annual reporting periods beginning on or after January 1,
2024
. The adoption of this amendment did not have a material impact on the Company’s financial statements.

Future Changes to Accounting Policies
3.2.	Future Changes to Accounting Policies
The IASB has issued the following new or amended standards:
IFRS 18 - Presentation and Disclosure in Financial Statements.
In April 2024, the IASB released IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 replaces IAS 1 Presentation of Financial Statements while carrying forward many of the requirements in IAS 1. IFRS 18 introduces new requirements to: i) present specified categories and defined subtotals in the statement of earnings, ii) provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements, iii) improve aggregation and disaggregation. Some of the requirements in IAS 1 are moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures. The IASB also made minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share in connection with the new standard. IFRS 18 requires retrospective application with specific transition provisions. The Company is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027 with early adoption permitted. The Company is currently evaluating the impact of IFRS 18 on its financial statements.